Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 12,305	$ 12,447
Long-term inventory	$ 15,569	11,879
Customer support, term	seven to ten years
Provision for damages, obsolete, excess and slow-moving inventory	$ 3,703	$ 4,336